Trade Payables - Summary of Trade Payables Invoices Included in the Supplier Payment Program (Detail) - Financial liabilities that are part of supplier finance arrangements [member] kr in Millions	12 Months Ended
Dec. 31, 2024 SEK (kr)
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Opening balance	kr 8,255
New invoices	24,984
Payments to bank	25,615
Translation difference	586
Closing balance	kr 8,210